Summary of Significant Accounting Policies - Schedule of Cash, Cash Equivalents and Restricted Cash (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 65,642		$ 167,201
Restricted cash	831	$ 842	831
Total cash, cash equivalents, and restricted cash presented in the condensed consolidated statements of cash flows	$ 66,473	$ 170,906	$ 168,032	$ 91,278